Investments (Net Unrealized Gains Losses on Investments by Asset Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	$ (714,402)	$ (1,846,285)	$ (1,402,193)
Fixed maturities | Available-for-sale | With an allowance
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	(1,352)	893	1,987
Fixed maturities | Available-for-sale | Without an allowance
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	(590,413)	(1,955,252)	(1,406,265)
Derivatives designated as cash flow hedges
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	(132,690)	110,565	11,934
Affiliated notes
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	(2,094)	(3,276)	(8,760)
Other investments
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	$ 12,147	$ 785	$ (1,089)